Organization, Principal Activities and Management’s Plans	6 Months Ended
Apr. 30, 2026
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS
1.	ORGANIZATION, PRINCIPAL ACTIVITIES AND MANAGEMENT’S PLANS

Decent Holding Inc. (the “Company” or “Decent”) is a holding company incorporated on January 6, 2022 under the laws of the Cayman Islands. The Company has no substantial operations other than holding all of the issued and outstanding share capital of Decent Hong Kong Holding International Limited (“Decent HK”), which was incorporated in Hong Kong on February 24, 2022. Decent HK is also a holding company that is holding all of the equity interest of Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”), a wholly foreign owned enterprise incorporated in the People’s Republic of China (“PRC” or “China”) on September 30, 2022.

The Company, through its PRC subsidiary, WFOE, wholly owns Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”) that was incorporated on September 5, 2011. Decent China engages in wastewater treatment, river water quality management, and microbial product sales.

On December 19, 2022, the Company completed its reorganization of entities under the common control of all shareholders, who collectively owned a majority of the equity interests of the Company prior to the reorganization. WFOE wholly owns Decent China and all of these entities included in the Company are under common control, which results in the consolidation of Decent China at the carrying value. This transaction has been accounted for as a reorganization of entities under common control. The consolidated financial statements are prepared on the basis as if the reorganization became effective as of the beginning of the first period presented in the accompanying consolidated financial statements of the Company.

The details of the ownership and percentage of ownership of the Company and Decent China held by the shareholders before the reorganization are described below:

(i)	Decent China, the Operating Subsidiary incorporated under the laws of PRC, was incorporated on June 23, 2017. Prior to the reorganization, Mr. Dingxin Sun (“Mr. Sun”), Yantai Xinxing Investment Center (Limited Partnership), and Chaofu Chen, each hold 92.47%, 7.43% and 0.1% of equity interest of Decent China, respectively.

(ii)	On January 6, 2022, the Company was incorporated in the Cayman Islands and an authorized share capital of 500,000,000 shares of a par value of US$0.0001 per share.

(iii)	On December 19, 2022, the Company completed its reorganization of entities under the common control of all shareholders, who collectively owned a majority of the equity interests of the Company prior to the reorganization.

The table below demonstrates details about the shareholding structure of Decent China prior to the reorganization:

Name	Shares Owned	Percentage
Dingxin Sun	18,913,796	92.47%
Yantai Xinxing Investment Center (Limited Partnership)	1,519,750	7.43%
Chaofu Chen	20,454	0.10%
TOTAL	20,454,000	100.00%

The shareholding structure of Yantai Xinxing Investment Center (Limited Partnership) as of November 22, 2021 is as follows:

Names	Shares Owned	Percentage
Dingxin Sun	2,010,360	51.31%
Youquan Zhu	1,200,000	30.62%
Dingyan Sun	321,050	8.19%
Haicheng Xu	149,750	3.82%
Shaohui Jia	145,560	3.71%
Lianlian Wang	91,350	2.33%
TOTAL	3,918,070	100.00%

Upon the reorganization and as at the date of this report, details of the subsidiary companies are as follows:

Name of Entity	Date of Incorporation	Place of Incorporation	% of Ownership	Principal Activities
Decent Hong Kong Holding International Limited (“Decent HK”)	February 24, 2022	Hong Kong	100% directly owned by Decent Cayman	Investment Holding
Shandong Naxin Ecological Environment Engineering Co., Limited (“WFOE”)	September 30, 2022	PRC	100% directly owned by Decent HK	Investment Holding
Shandong Dingxin Ecology Environmental Co., Limited (“Decent China”)	September 5, 2011	PRC	100% owned by WFOE	Wastewater treatment, river water quality management, and microbial product sales
Suncare (Shanghai) Health Technology Co., Ltd. ("Suncare")	December 24, 2025	PRC	99% owned by Decent HK	AI-powered digital health and wellness

On January 23, 2025, the Company completed its initial public offering (“IPO”) on the Nasdaq Capital Market, issuing an aggregate of 1,250,000 Ordinary Shares, par value $0.0001 per share, at a price of $4.00 per share. In addition, on January 21, 2025, the Company entered into an underwriting agreement with Craft Capital Management LLC, who acted as the representative of the underwriters, pursuant to which the Company granted the underwriters a 45-day option to purchase up to an additional 187,500 Ordinary Shares to cover the over-allotments option, if any. The initial public offering closed on January 23, 2025, with gross proceeds totaling US$5 million, before deducting underwriting discounts and offering expenses. The Ordinary Shares commenced trading on the Nasdaq Capital Market on January 22, 2025, under the ticker symbol “DXST.”

On May 9, 2025, the Company convened its extraordinary general meeting of shareholders, during which the shareholders of the Company adopted resolutions approving to i) reclassify all 16,250,000 ordinary shares issued and outstanding into Class A ordinary shares with a par value of US$0.0001 each, each having one vote per share, ii) redesign 5,000,000 Class B ordinary shares with a par value of US$0.0001 each, each having twenty votes per share, and iii) redesign the remaining 483,750,000 authorized but unissued ordinary shares into Class A ordinary shares on a one for one basis.

On November 12, 2025, the Company completed its public offering on the Nasdaq Capital Market, issuing an aggregate of 13,333,333 ordinary shares and up to 26,666,666 warrants, par value $0.0001 per share, at a price of $0.60 per share. Each whole warrant is exercisable for one ordinary share at an exercise price equal to 110% of the public offering price of the ordinary shares in this Offering. The warrants will be exercisable on a cashless basis and will expire 120 days after the closing of this offering. A total of 15,794,229 shares of class A ordinary shares were issued upon the exercise of warrants. The public offering closed on November 12, 2025, with gross proceeds totaling US$8 million, before deducting underwriting discounts and offering expenses.

On December 24, 2025, Decent HK and Mr. Li Kai jointly incorporated Suncare (Shanghai) Health Technology Co., Ltd. ("Suncare"), a company focused on the core business of AI-powered digital health and wellness. Decent HK holds 99% of the equity interest in Suncare.

Reverse Stock Split

On March 16, 2026, the Company effected a 1-for-25 reverse stock split of its issued and outstanding Class A ordinary shares and Class B ordinary shares. As a result, every 25 ordinary shares were combined into one ordinary share. The par value of the Class A ordinary shares was increased from $0.0001 to $0.0025 per share, and the par value of the Class B ordinary shares was increased from $0.0001 to $0.0025 per share. The total authorized share capital was adjusted to $50,000, divided into 19,800,000 Class A ordinary shares and 200,000 Class B ordinary shares.

No fractional shares were issued in connection with the reverse stock split; any fractional shares resulting from the split were rounded up to the nearest whole share.

The reverse stock split did not change the total amount of shareholders’ equity. All share and per share information in the accompanying unaudited interim condensed consolidated financial statements and notes for all periods presented have been retroactively adjusted to give effect to the reverse stock split.

Liquidity and capital resources

As of April 30, 2026, we had cash of $1,653,308 and working capital of $13.0 million. Net cash used in operating activities was $5.7 million for the six months ended April 30, 2026, compared to $1.6 million for the six months ended April 30, 2025, primarily due to the increase in accounts receivable and contract assets. In response to the Company's current liquidity position, management has systematically deployed improvement measures across two dimensions: inflows enhancement and outflows control. On the inflows front, the Company is accelerating the collection of accounts receivable and contract assets to shorten the cash conversion cycle, while actively expanding bank credit facilities and supply chain financing channels, and continuously optimizing the revenue mix in favor of businesses with faster cash conversion. On the outflows front, the Company is strictly controlling capital expenditures and discretionary spending, while negotiating more favorable payment terms with suppliers. Over the medium to long term, the Company will establish a rolling cash flow forecasting system and enhance customer credit risk management mechanisms to fundamentally strengthen the stability and predictability of operating cash flows. The management concludes that the Company has sufficient funds for sustainable operation and it will be able to meet its payment obligations from operations and debt related commitments for the next 12 months from the issuance of the consolidated financial statements.